Net Loss Per Share (Details) - Schedule of diluted net loss per share as the impact would be anti-dilutive - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net Loss Per Share (Details) - Schedule of diluted net loss per share as the impact would be anti-dilutive [Line Items]
Total	29,910,937	10,268,431
EDGE warrants [Member]
Net Loss Per Share (Details) - Schedule of diluted net loss per share as the impact would be anti-dilutive [Line Items]
Total	2,176,081	2,176,081
Other nonemployee warrants [Member]
Net Loss Per Share (Details) - Schedule of diluted net loss per share as the impact would be anti-dilutive [Line Items]
Total		413,313
Employee awards [Member]
Net Loss Per Share (Details) - Schedule of diluted net loss per share as the impact would be anti-dilutive [Line Items]
Total	2,101,972
Share-based compensation liability [Member]
Net Loss Per Share (Details) - Schedule of diluted net loss per share as the impact would be anti-dilutive [Line Items]
Total	1,007,884	179,037
Private Warrants [Member]
Net Loss Per Share (Details) - Schedule of diluted net loss per share as the impact would be anti-dilutive [Line Items]
Total	10,250,000
Public Warrants [Member]
Net Loss Per Share (Details) - Schedule of diluted net loss per share as the impact would be anti-dilutive [Line Items]
Total	14,375,000
Redeemable preferred shares [Member]
Net Loss Per Share (Details) - Schedule of diluted net loss per share as the impact would be anti-dilutive [Line Items]
Total		7,500,000